Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	$ (2,908,027)	$ 467,081	$ 2,106,984
Foreign tax effects-Cayman Islands	564,046	154,963
Preferential tax rate on PRC operations	907,713	(264,011)	(706,818)
Change in valuation allowance	162,303	168,104	28,229
Non-taxable or non-deductible items	7,943	(64,094)	(24,515)
Total income tax (benefit) expense	$ (1,266,021)	$ 462,043	$ 1,403,880
PRC statutory income tax rate	25.00%	25.00%	25.00%
Foreign tax effects-Cayman Islands	(4.80%)	8.30%
Preferential tax rate on PRC operations	(7.80%)	(14.10%)	(8.40%)
Change in valuation allowance	(1.40%)	9.00%	0.30%
Non-taxable or non-deductible items	(0.10%)	(3.40%)	(0.30%)
Effective tax rate	10.90%	24.70%	16.70%